Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.50%
Biotechnology–22.82%
AbbVie, Inc.	158,006	$29,281,672
ADMA Biologics, Inc.(b)	275,682	3,385,375
Alnylam Pharmaceuticals, Inc.(b)	40,427	9,599,795
Amgen, Inc.	108,657	36,125,193
argenx SE, ADR (Netherlands)(b)	16,528	8,526,299
Ascendis Pharma A/S, ADR (Denmark)(b)	62,524	8,346,954
Blueprint Medicines Corp.(b)	69,523	7,529,341
BridgeBio Pharma, Inc.(b)	85,351	2,214,858
CSL Ltd. (Australia)	10,908	2,213,921
Cytokinetics, Inc.(b)(c)	84,921	5,011,188
Exelixis, Inc.(b)	65,943	1,546,363
Halozyme Therapeutics, Inc.(b)(c)	93,045	5,141,667
Ideaya Biosciences, Inc.(b)(c)	106,534	4,586,289
Immunovant, Inc.(b)(c)	77,539	2,254,059
Insmed, Inc.(b)	102,919	7,487,357
Krystal Biotech, Inc.(b)(c)	33,393	6,961,105
Merus N.V. (Netherlands)(b)	85,102	4,513,810
Natera, Inc.(b)	136,850	14,012,072
Neurocrine Biosciences, Inc.(b)	75,051	10,624,970
Regeneron Pharmaceuticals, Inc.(b)	45,438	49,036,235
Sarepta Therapeutics, Inc.(b)	55,753	7,930,307
SpringWorks Therapeutics, Inc.(b)(c)	90,203	3,239,190
Twist Bioscience Corp.(b)(c)	137,707	7,685,428
Ultragenyx Pharmaceutical, Inc.(b)	49,853	2,244,382
United Therapeutics Corp.(b)	24,316	7,617,960
Vaxcyte, Inc.(b)(c)	89,300	7,044,877
Vericel Corp.(b)(c)	83,487	4,217,763
Vertex Pharmaceuticals, Inc.(b)	108,195	53,634,425
Viking Therapeutics, Inc.(b)(c)	43,512	2,480,184
		314,493,039
Health Care Distributors–5.76%
Cencora, Inc.	85,840	20,419,619
McKesson Corp.	95,540	58,950,091
		79,369,710
Health Care Equipment–14.23%
Boston Scientific Corp.(b)	1,082,304	79,960,620
DexCom, Inc.(b)	70,168	4,758,794
Glaukos Corp.(b)	63,085	7,391,669
IDEXX Laboratories, Inc.(b)	7,634	3,634,700
Inspire Medical Systems, Inc.(b)	19,654	2,772,197
Insulet Corp.(b)	46,283	8,995,101
Integer Holdings Corp.(b)(c)	65,664	7,798,257
Intuitive Surgical, Inc.(b)	118,483	52,678,727
Stryker Corp.	72,303	23,675,617
TransMedics Group, Inc.(b)(c)	31,844	4,530,127
		196,195,809
Health Care Facilities–6.66%
Brookdale Senior Living, Inc.(b)	501,529	3,876,819
Encompass Health Corp.	215,889	20,064,724
HCA Healthcare, Inc.	93,079	33,792,331
Select Medical Holdings Corp.	146,146	5,810,765
Shares		Value
Health Care Facilities–(continued)
Tenet Healthcare Corp.(b)	188,552	$28,226,234
		91,770,873
Health Care REITs–0.80%
Alexandria Real Estate Equities, Inc.	27,587	3,235,679
Welltower, Inc.	69,668	7,750,565
		10,986,244
Health Care Services–0.88%
BrightSpring Health Services, Inc.(b)(c)	262,967	3,258,161
RadNet, Inc.(b)	147,424	8,808,584
		12,066,745
Health Care Supplies–2.35%
Alcon, Inc.	92,460	8,754,532
ConvaTec Group PLC (United Kingdom)(d)	821,808	2,476,089
Cooper Cos., Inc. (The)	126,144	11,773,020
Lantheus Holdings, Inc.(b)	43,565	4,566,919
RxSight, Inc.(b)	106,177	4,859,721
		32,430,281
Life Sciences Tools & Services–12.52%
Bio-Techne Corp.	87,827	7,165,805
Bruker Corp.	50,138	3,434,954
Danaher Corp.	211,036	58,473,855
ICON PLC(b)	85,768	28,169,642
Lonza Group AG (Switzerland)	19,784	13,174,347
Medpace Holdings, Inc.(b)	34,760	13,296,395
Repligen Corp.(b)	16,615	2,780,520
Thermo Fisher Scientific, Inc.	75,190	46,117,035
		172,612,553
Managed Health Care–9.34%
Elevance Health, Inc.	88,930	47,313,428
HealthEquity, Inc.(b)	119,633	9,388,798
UnitedHealth Group, Inc.	125,111	72,083,954
		128,786,180
Pharmaceuticals–21.14%
AstraZeneca PLC (United Kingdom)	45,454	7,221,312
AstraZeneca PLC, ADR (United Kingdom)	631,584	49,989,874
Axsome Therapeutics, Inc.(b)(c)	21,910	1,912,962
Collegium Pharmaceutical, Inc.(b)(c)	56,287	2,170,990
Eli Lilly and Co.	145,749	117,221,548
Intra-Cellular Therapies, Inc.(b)	119,248	9,387,203
Merck & Co., Inc.	453,191	51,269,498
Novo Nordisk A/S, Class B (Denmark)	310,180	41,096,643
Tarsus Pharmaceuticals, Inc.(b)(c)	120,019	2,915,261
Zoetis, Inc.	45,207	8,139,068
		291,324,359
Total Common Stocks & Other Equity Interests (Cost $797,338,098)		1,330,035,793
Money Market Funds–3.42%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f)	16,291,605	16,291,605

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.20%(e)(f)	30,909,999	$30,909,999
Total Money Market Funds (Cost $47,201,604)		47,201,604
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $844,539,702)		1,377,237,397
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.19%
Invesco Private Government Fund, 5.30%(e)(f)(g)	15,972,091	15,972,091
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.48%(e)(f)(g)	41,703,886	$41,716,397
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,688,488)		57,688,488
TOTAL INVESTMENTS IN SECURITIES–104.11% (Cost $902,228,190)		1,434,925,885
OTHER ASSETS LESS LIABILITIES—(4.11)%		(56,708,697)
NET ASSETS–100.00%		$1,378,217,188
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,579,302	$83,588,107	$(89,875,804)	$-	$-	$16,291,605	$540,198
Invesco Liquid Assets Portfolio, Institutional Class	16,779,987	55,426,179	(72,208,413)	(4,190)	6,437	-	408,884
Invesco Treasury Portfolio, Institutional Class	25,804,916	109,219,985	(104,114,902)	-	-	30,909,999	627,423
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,203,495	121,425,885	(121,657,289)	-	-	15,972,091	628,035*
Invesco Private Prime Fund	36,593,104	263,467,333	(258,353,848)	(1,317)	11,125	41,716,397	1,688,407*
Total	$117,960,804	$633,127,489	$(646,210,256)	$(5,507)	$17,562	$104,890,092	$3,892,947

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,255,098,949	$74,936,844	$—	$1,330,035,793
Money Market Funds	47,201,604	57,688,488	—	104,890,092
Total Investments	$1,302,300,553	$132,625,332	$—	$1,434,925,885
Invesco Health Care Fund